Transactions with Related Parties (Details) - Schedule of loan activity to related parties - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Companies Of The Group [Member]
Transactions with Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances	[1]	$ 715,671	$ 572,745	$ 476,906
Loans granted	[1]	388,896	193,798	200,657
Loans payments	[1]	(747,719)	(50,872)	(104,818)
Ending balances	[1]	356,848	715,671	572,745
Associated Companies [Member]
Transactions with Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances		375	459	771
Loans granted			167	39
Loans payments		(110)	(251)	(351)
Ending balances		265	375	459
Key Personnel [Member]
Transactions with Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances		29,240	33,871	27,051
Loans granted		8,080	4,826	16,574
Loans payments		(4,822)	(9,457)	(9,754)
Ending balances		32,498	29,240	33,871
Other [Member]
Transactions with Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances		748	7,899	7,826
Loans granted		727	500	773
Loans payments		(482)	(7,651)	(700)
Ending balances		$ 993	$ 748	$ 7,899

[1]	Loans with non-controlled companies (not-consolidated) amount MCh$2,286, MCh$2,059 and MCh$122,289 as of December 31, 2020, 2019 and 2018, respectively